Debt (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Debt

Debt consisted of the following:

	December 31,
	2013	2012
	(in thousands)
Due within one year:
Project Facilities Agreement	$—	$218,750
2018 Senior Secured Term Loan B	7,500	—

Total current debt	7,500	218,750
Long-term debt:
Project Facilities Agreement	$—	$1,237,500
2015 Senior Unsecured Bonds	300,000	300,000
2017 Senior Secured Bonds	497,892	497,458
2018 Senior Secured Term Loan B	735,445	—
Senior Secured Credit Facility	140,000	—
2020 Senior Secured Notes	750,000	—

Total long-term debt	2,423,337	2,034,958

Total debt	$2,430,837	$2,253,708

Current Composition of Senior Secured Credit Facility

The table below summarizes the current composition of the SSCF:

	Amount	Finance Purpose
	(in thousands)
Commercial Tranche	$500,000	The Pacific Sharav and the Pacific Meltem
GIEK Tranche:
EKN Sub-Tranche	$250,000	The Pacific Meltem
Bank Sub-Tranche	250,000	The Pacific Sharav

Total	$1,000,000

Redemption Prices Expressed as Percentages of Principal Amount

On or after June 1, 2016, the Company has the option to redeem the 2020 Senior Secured Notes, in whole or in part, at one time or from time to time, at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interests and additional amounts, if any, on the notes redeemed, if redeemed during the twelve-month period beginning on June 1 of the years indicated below:

Year
2016	104.031%
2017	102.688%
2018	101.344%
2019 and thereafter	100%

Aggregate Maturities of Debt Including Net Unamortized Discounts

As of December 31, 2013, the aggregate maturities of our debt, including net unamortized discounts of $5.4 million, was as follows:

(in thousands)
Years ending December 31,
2014	$7,500
2015	307,500
2016	7,500
2017	507,500
2018	716,250
Thereafter	890,000

Total	$2,436,250